Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul 31, 2011
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Central Index Key	dei_EntityCentralIndexKey	0001041673
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 30, 2011
Prospectus Date	rr_ProspectusDate	Nov 30, 2011

Nuveen Santa Barbara Dividend Growth Fund
Nuveen Santa Barbara Dividend Growth Fund
Investment Objective
The investment objective of the fund is to seek an attractive total return comprised of income from dividends and long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 30 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 32 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-55 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Santa Barbara Dividend Growth Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Santa Barbara Dividend Growth Fund	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.25%	0.27%	0.24%	0.31%	0.23%
Total Annual Fund Operating Expenses	1.18%	1.95%	1.92%	1.49%	0.91%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Santa Barbara Dividend Growth Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	688	598	195	152	93
3 Years	928	912	603	471	290
5 Years	1,187	1,152	1,037	813	504
10 Years	1,924	2,075	2,243	1,779	1,120

No Redemption
Expense Example, No Redemption - Nuveen Santa Barbara Dividend Growth Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	688	198	195	152	93
3 Years	928	612	603	471	290
5 Years	1,187	1,052	1,037	813	504
10 Years	1,924	2,075	2,243	1,779	1,120

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in dividend-paying common and preferred stocks. The fund seeks to provide income from dividends that is tax-advantaged, subject to holding period requirements. Companies in certain economic sectors of the market, such as the financial services, utilities and energy sectors, have historically provided higher dividend yields than companies in other sectors and industries. As a result, given the fund's focus on dividend-paying securities, the fund may, from time to time, have a greater exposure to these higher dividend-yield sectors and industries than the broad equity market.

The fund may invest up to 25% of its net assets in non-U.S. equity securities that are U.S. dollar-denominated.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Preferred Security Risk—Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments.

Sector Risk—Given the fund's focus on dividend-paying securities, the fund may, from time to time, have a greater exposure to higher dividend-yield sectors and industries than the broad equity market. This policy may expose the fund to additional risk.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date return as of September 30, 2011 was -6.37%.

During the four-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 14.44% and -13.94%, respectively, for the quarters ended September 30, 2010 and December 31, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on March 3, 2009. The returns for Class R3 shares shown below reflect Class I performance prior to March 3, 2009 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Santa Barbara Dividend Growth Fund	1 Year	Since Inception	Inception Date
Class A	8.56%	4.27%	Mar 28, 2006
Class A (return after taxes on distributions)	8.27%	3.96%	Mar 28, 2006
Class A (return after taxes on distributions and sale of fund shares)	5.90%	3.62%	Mar 28, 2006
Class B	10.34%	4.44%	Mar 28, 2006
Class C	14.33%	4.78%	Mar 28, 2006
Class R3	14.94%	5.33%	Mar 28, 2006
Class I	15.45%	5.84%	Mar 28, 2006
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	1.53%
Lipper Equity Income Classification Average (reflects no deduction for taxes or certain expenses)	15.03%	2.25%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Nuveen Santa Barbara Dividend Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	688
3 Years	rr_ExpenseExampleYear03	928
5 Years	rr_ExpenseExampleYear05	1,187
10 Years	rr_ExpenseExampleYear10	1,924
1 Year	rr_ExpenseExampleNoRedemptionYear01	688
3 Years	rr_ExpenseExampleNoRedemptionYear03	928
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,187
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,924
Annual Return 2007	rr_AnnualReturn2007	11.36%	[3]
Annual Return 2008	rr_AnnualReturn2008	(24.61%)	[3]
Annual Return 2009	rr_AnnualReturn2009	17.18%	[3]
Annual Return 2010	rr_AnnualReturn2010	15.17%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.94%)
1 Year	rr_AverageAnnualReturnYear01	8.56%
Since Inception	rr_AverageAnnualReturnSinceInception	4.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Santa Barbara Dividend Growth Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.27%
Since Inception	rr_AverageAnnualReturnSinceInception	3.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Santa Barbara Dividend Growth Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Santa Barbara Dividend Growth Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.95%
1 Year	rr_ExpenseExampleYear01	598
3 Years	rr_ExpenseExampleYear03	912
5 Years	rr_ExpenseExampleYear05	1,152
10 Years	rr_ExpenseExampleYear10	2,075
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	612
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,052
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,075
1 Year	rr_AverageAnnualReturnYear01	10.34%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Santa Barbara Dividend Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.92%
1 Year	rr_ExpenseExampleYear01	195
3 Years	rr_ExpenseExampleYear03	603
5 Years	rr_ExpenseExampleYear05	1,037
10 Years	rr_ExpenseExampleYear10	2,243
1 Year	rr_ExpenseExampleNoRedemptionYear01	195
3 Years	rr_ExpenseExampleNoRedemptionYear03	603
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,037
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,243
1 Year	rr_AverageAnnualReturnYear01	14.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Santa Barbara Dividend Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,779
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	471
5 Years	rr_ExpenseExampleNoRedemptionYear05	813
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
1 Year	rr_AverageAnnualReturnYear01	14.94%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Santa Barbara Dividend Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
1 Year	rr_ExpenseExampleNoRedemptionYear01	93
3 Years	rr_ExpenseExampleNoRedemptionYear03	290
5 Years	rr_ExpenseExampleNoRedemptionYear05	504
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
1 Year	rr_AverageAnnualReturnYear01	15.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Santa Barbara Dividend Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Santa Barbara Dividend Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to seek an attractive total return comprised of income from dividends and long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 30 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 32 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-55 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in dividend-paying common and preferred stocks. The fund seeks to provide income from dividends that is tax-advantaged, subject to holding period requirements. Companies in certain economic sectors of the market, such as the financial services, utilities and energy sectors, have historically provided higher dividend yields than companies in other sectors and industries. As a result, given the fund's focus on dividend-paying securities, the fund may, from time to time, have a greater exposure to these higher dividend-yield sectors and industries than the broad equity market.

The fund may invest up to 25% of its net assets in non-U.S. equity securities that are U.S. dollar-denominated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Preferred Security Risk—Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments.

Sector Risk—Given the fund's focus on dividend-paying securities, the fund may, from time to time, have a greater exposure to higher dividend-yield sectors and industries than the broad equity market. This policy may expose the fund to additional risk.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the four-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 14.44% and -13.94%, respectively, for the quarters ended September 30, 2010 and December 31, 2008.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on March 3, 2009. The returns for Class R3 shares shown below reflect Class I performance prior to March 3, 2009 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Santa Barbara Dividend Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
Nuveen Santa Barbara Dividend Growth Fund | Lipper Equity Income Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.03%
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%

[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Class A year-to-date return as of September 30, 2011 was -6.37%.

Nuveen Santa Barbara Global Growth Fund
Nuveen Santa Barbara Global Growth Fund
Investment Objective
The investment objective of the fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 30 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 32 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-55 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Santa Barbara Global Growth Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Redemption Fee		2.00%	2.00%	2.00%	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Santa Barbara Global Growth Fund		Class A	Class C	Class R3	Class I
Management Fees		0.83%	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		4.73%	4.73%	4.73%	4.73%
Total Annual Fund Operating Expenses		5.81%	6.56%	6.06%	5.56%
Fee Waivers and/or Expense Reimbursements	[1]	(4.38%)	(4.38%)	(4.38%)	(4.38%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.43%	2.18%	1.68%	1.18%
[1]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.20% (1.45% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Santa Barbara Global Growth Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	712	221	171	120
3 Years	1,051	734	582	428
5 Years	1,413	1,273	1,019	758
10 Years	2,428	2,747	2,234	1,692

No Redemption
Expense Example, No Redemption - Nuveen Santa Barbara Global Growth Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	712	221	171	120
3 Years	1,051	734	582	428
5 Years	1,413	1,273	1,019	758
10 Years	2,428	2,747	2,234	1,692

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 143% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and non-U.S. equity securities. Although the fund will concentrate its investments in developed markets, it may invest up to 25% of its net assets in companies located in emerging market countries. The fund will invest at least 40% of its net assets in non-U.S. equity securities.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk —The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund's performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date return as of September 30, 2011 was -15.52%.

During the one year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 16.93% and -9.26%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Santa Barbara Global Growth Fund	1 Year	Since Inception	Inception Date
Class A	13.24%	29.70%	Apr 24, 2009
Class A (return after taxes on distributions)	10.59%	26.33%	Apr 24, 2009
Class A (return after taxes on distributions and sale of fund shares)	9.17%	23.68%	Apr 24, 2009
Class C	19.24%	33.32%	Apr 24, 2009
Class R3	19.83%	34.00%	Apr 24, 2009
Class I	20.46%	34.67%	Apr 24, 2009
MSCI World Index (reflects no deduction for fees, expenses or taxes)	11.76%	27.35%
Lipper Global Multi-Cap Growth Classification Average (reflects no deduction for taxes or certain expenses)	16.53%	33.03%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Nuveen Santa Barbara Global Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.81%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.38%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.43%
1 Year	rr_ExpenseExampleYear01	712
3 Years	rr_ExpenseExampleYear03	1,051
5 Years	rr_ExpenseExampleYear05	1,413
10 Years	rr_ExpenseExampleYear10	2,428
1 Year	rr_ExpenseExampleNoRedemptionYear01	712
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,051
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,413
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,428
Annual Return 2010	rr_AnnualReturn2010	20.15%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.26%)
1 Year	rr_AverageAnnualReturnYear01	13.24%
Since Inception	rr_AverageAnnualReturnSinceInception	29.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2009
Nuveen Santa Barbara Global Growth Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.59%
Since Inception	rr_AverageAnnualReturnSinceInception	26.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2009
Nuveen Santa Barbara Global Growth Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.17%
Since Inception	rr_AverageAnnualReturnSinceInception	23.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2009
Nuveen Santa Barbara Global Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.56%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.38%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.18%
1 Year	rr_ExpenseExampleYear01	221
3 Years	rr_ExpenseExampleYear03	734
5 Years	rr_ExpenseExampleYear05	1,273
10 Years	rr_ExpenseExampleYear10	2,747
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	734
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,273
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,747
1 Year	rr_AverageAnnualReturnYear01	19.24%
Since Inception	rr_AverageAnnualReturnSinceInception	33.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2009
Nuveen Santa Barbara Global Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	4.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.06%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.38%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,019
10 Years	rr_ExpenseExampleYear10	2,234
1 Year	rr_ExpenseExampleNoRedemptionYear01	171
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,019
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,234
1 Year	rr_AverageAnnualReturnYear01	19.83%
Since Inception	rr_AverageAnnualReturnSinceInception	34.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2009
Nuveen Santa Barbara Global Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.73%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.56%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.38%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	758
10 Years	rr_ExpenseExampleYear10	1,692
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	428
5 Years	rr_ExpenseExampleNoRedemptionYear05	758
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,692
1 Year	rr_AverageAnnualReturnYear01	20.46%
Since Inception	rr_AverageAnnualReturnSinceInception	34.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2009
Nuveen Santa Barbara Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Santa Barbara Global Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 30 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 32 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-55 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 143% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	143.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in U.S. and non-U.S. equity securities. Although the fund will concentrate its investments in developed markets, it may invest up to 25% of its net assets in companies located in emerging market countries. The fund will invest at least 40% of its net assets in non-U.S. equity securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk —The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the fund's performance for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the fund's performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the one year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 16.93% and -9.26%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Santa Barbara Global Growth Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.76%
Since Inception	rr_AverageAnnualReturnSinceInception	27.35%
Nuveen Santa Barbara Global Growth Fund | Lipper Global Multi-Cap Growth Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.53%
Since Inception	rr_AverageAnnualReturnSinceInception	33.03%

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.20% (1.45% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.
[4]	Class A year-to-date return as of September 30, 2011 was -15.52%.

Nuveen Santa Barbara Growth Fund
Nuveen Santa Barbara Growth Fund
Investment Objective
The investment objective of the fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 30 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 32 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-55 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Santa Barbara Growth Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Santa Barbara Growth Fund	Class A	Class C	Class R3	Class I
Management Fees	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	none
Other Expenses	0.26%	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.19%	1.94%	1.44%	0.94%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Santa Barbara Growth Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	689	197	147	96
3 Years	931	609	456	300
5 Years	1,192	1,047	787	520
10 Years	1,935	2,264	1,724	1,155

No Redemption
Expense Example, No Redemption - Nuveen Santa Barbara Growth Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	689	197	147	96
3 Years	931	609	456	300
5 Years	1,192	1,047	787	520
10 Years	1,935	2,264	1,724	1,155

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000 Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range.

The fund may invest up to 25% of its net assets in non-U.S. equity securities that are U.S. dollar-denominated.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date return as of September 30, 2011 was -10.67%.

During the four-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 13.46% and -21.00%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on March 3, 2009. The returns for Class R3 shares shown below reflect Class I performance prior to March 3, 2009 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Santa Barbara Growth Fund	1 Year	Since Inception	Inception Date
Class A	8.03%	(1.37%)	Mar 28, 2006
Class A (return after taxes on distributions)	8.03%	(1.40%)	Mar 28, 2006
Class A (return after taxes on distributions and sale of fund shares)	5.22%	(1.17%)	Mar 28, 2006
Class C	13.81%	(0.89%)	Mar 28, 2006
Class R3	14.23%	(0.42%)	Mar 28, 2006
Class I	14.95%	0.12%	Mar 28, 2006
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.29%
Lipper Multi-Cap Growth Classification Average (reflects no deduction for taxes or certain expenses)	18.62%	2.80%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Nuveen Santa Barbara Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	931
5 Years	rr_ExpenseExampleYear05	1,192
10 Years	rr_ExpenseExampleYear10	1,935
1 Year	rr_ExpenseExampleNoRedemptionYear01	689
3 Years	rr_ExpenseExampleNoRedemptionYear03	931
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,192
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,935
Annual Return 2007	rr_AnnualReturn2007	3.86%	[3]
Annual Return 2008	rr_AnnualReturn2008	(31.38%)	[3]
Annual Return 2009	rr_AnnualReturn2009	20.00%	[3]
Annual Return 2010	rr_AnnualReturn2010	14.60%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.00%)
1 Year	rr_AverageAnnualReturnYear01	8.03%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Santa Barbara Growth Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.03%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Santa Barbara Growth Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.22%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Santa Barbara Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%
1 Year	rr_ExpenseExampleYear01	197
3 Years	rr_ExpenseExampleYear03	609
5 Years	rr_ExpenseExampleYear05	1,047
10 Years	rr_ExpenseExampleYear10	2,264
1 Year	rr_ExpenseExampleNoRedemptionYear01	197
3 Years	rr_ExpenseExampleNoRedemptionYear03	609
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,047
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
1 Year	rr_AverageAnnualReturnYear01	13.81%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.89%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Santa Barbara Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%
1 Year	rr_ExpenseExampleYear01	147
3 Years	rr_ExpenseExampleYear03	456
5 Years	rr_ExpenseExampleYear05	787
10 Years	rr_ExpenseExampleYear10	1,724
1 Year	rr_ExpenseExampleNoRedemptionYear01	147
3 Years	rr_ExpenseExampleNoRedemptionYear03	456
5 Years	rr_ExpenseExampleNoRedemptionYear05	787
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,724
1 Year	rr_AverageAnnualReturnYear01	14.23%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Santa Barbara Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.68%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
1 Year	rr_ExpenseExampleNoRedemptionYear01	96
3 Years	rr_ExpenseExampleNoRedemptionYear03	300
5 Years	rr_ExpenseExampleNoRedemptionYear05	520
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,155
1 Year	rr_AverageAnnualReturnYear01	14.95%
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Santa Barbara Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Santa Barbara Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 30 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 32 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-55 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in equity securities of companies with market capitalizations at the time of investment comparable to companies in the Russell 1000 Index. The fund will not be forced to sell a stock because it has exceeded or fallen below the current market capitalization range.

The fund may invest up to 25% of its net assets in non-U.S. equity securities that are U.S. dollar-denominated.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the four-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 13.46% and -21.00%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on March 3, 2009. The returns for Class R3 shares shown below reflect Class I performance prior to March 3, 2009 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Santa Barbara Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Nuveen Santa Barbara Growth Fund | Lipper Multi-Cap Growth Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.62%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Class A year-to-date return as of September 30, 2011 was -10.67%.

Nuveen Santa Barbara International Growth Fund
Nuveen Santa Barbara International Growth Fund
Investment Objective
The investment objective of the fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 30 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 32 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-55 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Santa Barbara International Growth Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Redemption Fee		2.00%	2.00%	2.00%	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Santa Barbara International Growth Fund		Class A	Class C	Class R3	Class I
Management Fees		0.83%	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		2.30%	3.02%	3.02%	1.22%
Total Annual Fund Operating Expenses		3.38%	4.85%	4.35%	2.05%
Fee Waivers and/or Expense Reimbursements	[1]	(1.95%)	(2.67%)	(2.67%)	(0.87%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.43%	2.18%	1.68%	1.18%
[1]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.20% (1.45% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Santa Barbara International Growth Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	712	221	171	120
3 Years	1,051	734	582	428
5 Years	1,413	1,273	1,019	758
10 Years	2,428	2,747	2,234	1,692

No Redemption
Expense Example, No Redemption - Nuveen Santa Barbara International Growth Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	712	221	171	120
3 Years	1,051	734	582	428
5 Years	1,413	1,273	1,019	758
10 Years	2,428	2,747	2,234	1,692

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 200% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in non-U.S. equity securities. Although the fund concentrates its investments in developed markets, it may invest up to 30% of its net assets in companies located in emerging market countries.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund's performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date return as of September 30, 2011 was -20.75%.

During the one year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 19.66% and -7.83%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Santa Barbara International Growth Fund	1 Year	Since Inception	Inception Date
Class A	18.71%	36.81%	Apr 24, 2009
Class A (return after taxes on distributions)	16.16%	32.69%	Apr 24, 2009
Class A (return after taxes on distributions and sale of fund shares)	12.55%	29.31%	Apr 24, 2009
Class C	24.97%	40.62%	Apr 24, 2009
Class R3	25.65%	41.34%	Apr 24, 2009
Class I	26.24%	42.03%	Apr 24, 2009
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	7.75%	25.62%
Lipper International Multi-Cap Growth Classification Average (reflects no deduction for taxes or certain expenses)	15.14%	32.75%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Nuveen Santa Barbara International Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.38%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.95%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.43%
1 Year	rr_ExpenseExampleYear01	712
3 Years	rr_ExpenseExampleYear03	1,051
5 Years	rr_ExpenseExampleYear05	1,413
10 Years	rr_ExpenseExampleYear10	2,428
1 Year	rr_ExpenseExampleNoRedemptionYear01	712
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,051
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,413
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,428
Annual Return 2010	rr_AnnualReturn2010	25.95%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(20.75%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.83%)
1 Year	rr_AverageAnnualReturnYear01	18.71%
Since Inception	rr_AverageAnnualReturnSinceInception	36.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2009
Nuveen Santa Barbara International Growth Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.16%
Since Inception	rr_AverageAnnualReturnSinceInception	32.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2009
Nuveen Santa Barbara International Growth Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.55%
Since Inception	rr_AverageAnnualReturnSinceInception	29.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2009
Nuveen Santa Barbara International Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.85%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.67%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.18%
1 Year	rr_ExpenseExampleYear01	221
3 Years	rr_ExpenseExampleYear03	734
5 Years	rr_ExpenseExampleYear05	1,273
10 Years	rr_ExpenseExampleYear10	2,747
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	734
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,273
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,747
1 Year	rr_AverageAnnualReturnYear01	24.97%
Since Inception	rr_AverageAnnualReturnSinceInception	40.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2009
Nuveen Santa Barbara International Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	3.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.35%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.67%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.68%
1 Year	rr_ExpenseExampleYear01	171
3 Years	rr_ExpenseExampleYear03	582
5 Years	rr_ExpenseExampleYear05	1,019
10 Years	rr_ExpenseExampleYear10	2,234
1 Year	rr_ExpenseExampleNoRedemptionYear01	171
3 Years	rr_ExpenseExampleNoRedemptionYear03	582
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,019
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,234
1 Year	rr_AverageAnnualReturnYear01	25.65%
Since Inception	rr_AverageAnnualReturnSinceInception	41.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2009
Nuveen Santa Barbara International Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.05%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.87%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	428
5 Years	rr_ExpenseExampleYear05	758
10 Years	rr_ExpenseExampleYear10	1,692
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	428
5 Years	rr_ExpenseExampleNoRedemptionYear05	758
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,692
1 Year	rr_AverageAnnualReturnYear01	26.24%
Since Inception	rr_AverageAnnualReturnSinceInception	42.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 24, 2009
Nuveen Santa Barbara International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Santa Barbara International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 30 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 32 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-55 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 200% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	200.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in non-U.S. equity securities. Although the fund concentrates its investments in developed markets, it may invest up to 30% of its net assets in companies located in emerging market countries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the fund's performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the one year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 19.66% and -7.83%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Santa Barbara International Growth Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
Since Inception	rr_AverageAnnualReturnSinceInception	25.62%
Nuveen Santa Barbara International Growth Fund | Lipper International Multi-Cap Growth Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.14%
Since Inception	rr_AverageAnnualReturnSinceInception	32.75%

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.20% (1.45% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.
[4]	Class A year-to-date return as of September 30, 2011 was -20.75%.

Nuveen Tradewinds Emerging Markets Fund
Nuveen Tradewinds Emerging Markets Fund
Investment Objective
The investment objective of the fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 50 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 52 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-72 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Tradewinds Emerging Markets Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Redemption Fee		2.00%	2.00%	2.00%	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Tradewinds Emerging Markets Fund		Class A	Class C	Class R3	Class I
Management Fees		1.18%	1.18%	1.18%	1.18%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		0.42%	0.42%	0.54%	0.43%
Total Annual Fund Operating Expenses		1.85%	2.60%	2.22%	1.61%
Fee Waivers and/or Expense Reimbursements	[1]	(0.02%)	(0.02%)	(0.14%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.83%	2.58%	2.08%	1.58%
[1]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.60% (1.85% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Tradewinds Emerging Markets Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	750	261	211	161
3 Years	1,121	807	681	505
5 Years	1,516	1,379	1,177	873
10 Years	2,618	2,933	2,543	1,909

No Redemption
Expense Example, No Redemption - Nuveen Tradewinds Emerging Markets Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	750	261	211	161
3 Years	1,121	807	681	505
5 Years	1,516	1,379	1,177	873
10 Years	2,618	2,933	2,543	1,909

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in securities of emerging market issuers. Emerging markets issuers are those (i) whose securities are traded principally on a stock exchange or over-the-counter in an emerging market country, (ii) that are organized under the laws of and have a principal office(s) in an emerging market country or (iii) that have at least 50% of their revenues, profits or assets in emerging market countries. The fund invests primarily in equity securities, but it may invest up to 20% of its net assets in debt securities of companies located in emerging market countries. The fund's investment strategy is not designed to track the performance of any specific benchmark.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Emerging Markets Risk—Emerging markets generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems, currency volatility and limited equity opportunities.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date total return as of September 30, 2011 was -28.14%.

During the two-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 32.82% and -5.49%, respectively, for the quarters ended June 30, 2009 and June 30, 2010.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Tradewinds Emerging Markets Fund	1 Year	Since Inception	Inception Date
Class A	19.75%	50.10%	Dec 29, 2008
Class A (return after taxes on distributions)	18.31%	47.57%	Dec 29, 2008
Class A (return after taxes on distributions and sale of fund shares)	13.23%	42.24%	Dec 29, 2008
Class C	26.12%	53.44%	Dec 29, 2008
Class R3	26.69%	54.16%	Dec 29, 2008
Class I	27.37%	54.97%	Dec 29, 2008
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	18.88%	46.81%
Lipper Emerging Markets Classification Average (reflects no deduction for taxes or certain expenses)	19.54%	46.64%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Nuveen Tradewinds Emerging Markets Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.83%
1 Year	rr_ExpenseExampleYear01	750
3 Years	rr_ExpenseExampleYear03	1,121
5 Years	rr_ExpenseExampleYear05	1,516
10 Years	rr_ExpenseExampleYear10	2,618
1 Year	rr_ExpenseExampleNoRedemptionYear01	750
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,121
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,516
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,618
Annual Return 2009	rr_AnnualReturn2009	84.88%	[4]
Annual Return 2010	rr_AnnualReturn2010	27.05%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(28.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.49%)
1 Year	rr_AverageAnnualReturnYear01	19.75%
Since Inception	rr_AverageAnnualReturnSinceInception	50.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Nuveen Tradewinds Emerging Markets Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.31%
Since Inception	rr_AverageAnnualReturnSinceInception	47.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Nuveen Tradewinds Emerging Markets Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.23%
Since Inception	rr_AverageAnnualReturnSinceInception	42.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Nuveen Tradewinds Emerging Markets Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.58%
1 Year	rr_ExpenseExampleYear01	261
3 Years	rr_ExpenseExampleYear03	807
5 Years	rr_ExpenseExampleYear05	1,379
10 Years	rr_ExpenseExampleYear10	2,933
1 Year	rr_ExpenseExampleNoRedemptionYear01	261
3 Years	rr_ExpenseExampleNoRedemptionYear03	807
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,379
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,933
1 Year	rr_AverageAnnualReturnYear01	26.12%
Since Inception	rr_AverageAnnualReturnSinceInception	53.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Nuveen Tradewinds Emerging Markets Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	1.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.08%
1 Year	rr_ExpenseExampleYear01	211
3 Years	rr_ExpenseExampleYear03	681
5 Years	rr_ExpenseExampleYear05	1,177
10 Years	rr_ExpenseExampleYear10	2,543
1 Year	rr_ExpenseExampleNoRedemptionYear01	211
3 Years	rr_ExpenseExampleNoRedemptionYear03	681
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,177
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,543
1 Year	rr_AverageAnnualReturnYear01	26.69%
Since Inception	rr_AverageAnnualReturnSinceInception	54.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Nuveen Tradewinds Emerging Markets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.18%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.58%
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	505
5 Years	rr_ExpenseExampleYear05	873
10 Years	rr_ExpenseExampleYear10	1,909
1 Year	rr_ExpenseExampleNoRedemptionYear01	161
3 Years	rr_ExpenseExampleNoRedemptionYear03	505
5 Years	rr_ExpenseExampleNoRedemptionYear05	873
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,909
1 Year	rr_AverageAnnualReturnYear01	27.37%
Since Inception	rr_AverageAnnualReturnSinceInception	54.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Nuveen Tradewinds Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Tradewinds Emerging Markets Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 50 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 52 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-72 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in securities of emerging market issuers. Emerging markets issuers are those (i) whose securities are traded principally on a stock exchange or over-the-counter in an emerging market country, (ii) that are organized under the laws of and have a principal office(s) in an emerging market country or (iii) that have at least 50% of their revenues, profits or assets in emerging market countries. The fund invests primarily in equity securities, but it may invest up to 20% of its net assets in debt securities of companies located in emerging market countries. The fund's investment strategy is not designed to track the performance of any specific benchmark.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Emerging Markets Risk—Emerging markets generally do not have the level of market efficiency and strict standards in accounting and securities regulation to be on par with advanced economies. Investments in emerging markets come with much greater risk due to political instability, domestic infrastructure problems, currency volatility and limited equity opportunities.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the two-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 32.82% and -5.49%, respectively, for the quarters ended June 30, 2009 and June 30, 2010.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Tradewinds Emerging Markets Fund | MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.88%
Since Inception	rr_AverageAnnualReturnSinceInception	46.81%
Nuveen Tradewinds Emerging Markets Fund | Lipper Emerging Markets Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.54%
Since Inception	rr_AverageAnnualReturnSinceInception	46.64%

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.60% (1.85% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.
[4]	Class A year-to-date total return as of September 30, 2011 was -28.14%.

Nuveen Tradewinds Global All-Cap Fund
Nuveen Tradewinds Global All-Cap Fund
Investment Objective
The investment objective of the fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 50 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 52 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-72 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Tradewinds Global All-Cap Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Redemption Fee		2.00%	2.00%	2.00%	2.00%	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Tradewinds Global All-Cap Fund	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.83%	0.83%	0.83%	0.83%	0.83%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	1.24%	1.99%	1.99%	1.49%	0.99%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Tradewinds Global All-Cap Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	694	602	202	152	101
3 Years	946	924	624	471	315
5 Years	1,217	1,173	1,073	813	547
10 Years	1,989	2,123	2,317	1,779	1,213

No Redemption
Expense Example, No Redemption - Nuveen Tradewinds Global All-Cap Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	694	202	202	152	101
3 Years	946	624	624	471	315
5 Years	1,217	1,073	1,073	813	547
10 Years	1,989	2,123	2,317	1,779	1,213

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with varying market capitalizations. The fund invests at least 40%, and may invest up to 75%, of its net assets in non-U.S. equity securities. The fund may invest up to 25% of its net assets in equity securities of companies located in emerging market countries. The fund invests in equity securities of companies located in at least three different countries, which may include the United States. No more than 35% of the fund's net assets may be invested in equity securities of companies located in a single non-U.S. country. The fund's investment strategy is not designed to track the performance of any specific benchmark.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date return as of September 30, 2011 was -10.85%.

During the four-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 27.13% and -15.89%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on March 3, 2009. The returns for Class R3 shares shown below reflect Class I performance prior to March 3, 2009 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Tradewinds Global All-Cap Fund	1 Year	Since Inception	Inception Date
Class A	16.30%	11.70%	Mar 28, 2006
Class A (return after taxes on distributions)	15.85%	10.62%	Mar 28, 2006
Class A (return after taxes on distributions and sale of fund shares)	10.94%	9.63%	Mar 28, 2006
Class B	18.48%	11.98%	Mar 28, 2006
Class C	22.49%	12.28%	Mar 28, 2006
Class R3	23.13%	12.80%	Mar 28, 2006
Class I	23.72%	13.36%	Mar 28, 2006
MSCI ACW Index (reflects no deduction for fees, expenses or taxes)	12.67%	2.16%
Lipper Global Multi-Cap Value Classification Average (reflects no deduction for taxes or certain expenses)	14.07%	4.78%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Nuveen Tradewinds Global All-Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
1 Year	rr_ExpenseExampleYear01	694
3 Years	rr_ExpenseExampleYear03	946
5 Years	rr_ExpenseExampleYear05	1,217
10 Years	rr_ExpenseExampleYear10	1,989
1 Year	rr_ExpenseExampleNoRedemptionYear01	694
3 Years	rr_ExpenseExampleNoRedemptionYear03	946
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,217
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,989
Annual Return 2007	rr_AnnualReturn2007	13.56%	[3]
Annual Return 2008	rr_AnnualReturn2008	(26.51%)	[3]
Annual Return 2009	rr_AnnualReturn2009	48.80%	[3]
Annual Return 2010	rr_AnnualReturn2010	23.38%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.85%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.89%)
1 Year	rr_AverageAnnualReturnYear01	16.30%
Since Inception	rr_AverageAnnualReturnSinceInception	11.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Tradewinds Global All-Cap Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.85%
Since Inception	rr_AverageAnnualReturnSinceInception	10.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Tradewinds Global All-Cap Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.94%
Since Inception	rr_AverageAnnualReturnSinceInception	9.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Tradewinds Global All-Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	602
3 Years	rr_ExpenseExampleYear03	924
5 Years	rr_ExpenseExampleYear05	1,173
10 Years	rr_ExpenseExampleYear10	2,123
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,123
1 Year	rr_AverageAnnualReturnYear01	18.48%
Since Inception	rr_AverageAnnualReturnSinceInception	11.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Tradewinds Global All-Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	202
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	1,073
10 Years	rr_ExpenseExampleYear10	2,317
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
1 Year	rr_AverageAnnualReturnYear01	22.49%
Since Inception	rr_AverageAnnualReturnSinceInception	12.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Tradewinds Global All-Cap Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,779
1 Year	rr_ExpenseExampleNoRedemptionYear01	152
3 Years	rr_ExpenseExampleNoRedemptionYear03	471
5 Years	rr_ExpenseExampleNoRedemptionYear05	813
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,779
1 Year	rr_AverageAnnualReturnYear01	23.13%
Since Inception	rr_AverageAnnualReturnSinceInception	12.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Tradewinds Global All-Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	315
5 Years	rr_ExpenseExampleNoRedemptionYear05	547
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
1 Year	rr_AverageAnnualReturnYear01	23.72%
Since Inception	rr_AverageAnnualReturnSinceInception	13.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 28, 2006
Nuveen Tradewinds Global All-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Tradewinds Global All-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 50 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 52 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-72 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with varying market capitalizations. The fund invests at least 40%, and may invest up to 75%, of its net assets in non-U.S. equity securities. The fund may invest up to 25% of its net assets in equity securities of companies located in emerging market countries. The fund invests in equity securities of companies located in at least three different countries, which may include the United States. No more than 35% of the fund's net assets may be invested in equity securities of companies located in a single non-U.S. country. The fund's investment strategy is not designed to track the performance of any specific benchmark.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the four-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 27.13% and -15.89%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on March 3, 2009. The returns for Class R3 shares shown below reflect Class I performance prior to March 3, 2009 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Tradewinds Global All-Cap Fund | MSCI ACW Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%
Nuveen Tradewinds Global All-Cap Fund | Lipper Global Multi-Cap Value Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%

[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Class A year-to-date return as of September 30, 2011 was -10.85%.

Nuveen Tradewinds Global All-Cap Plus Fund
Nuveen Tradewinds Global All-Cap Plus Fund
Investment Objective
The investment objective of the fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 50 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 52 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-72 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Tradewinds Global All-Cap Plus Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Redemption Fee		2.00%	2.00%	2.00%	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Tradewinds Global All-Cap Plus Fund		Class A	Class C	Class R3	Class I
Management Fees		1.08%	1.08%	1.08%	1.08%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Dividend Expense on Securities Sold Short		0.22%	0.22%	0.21%	0.22%
Enhanced Custody Expense		0.17%	0.17%	0.17%	0.17%
Remainder of Other Expenses		0.44%	0.43%	0.69%	0.46%
Total Other Expenses		0.83%	0.82%	1.07%	0.85%
Total Annual Fund Operating Expenses		2.16%	2.90%	2.65%	1.93%
Fee Waivers and/or Expense Reimbursements	[1]	(0.09%)	(0.08%)	(0.34%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		2.07%	2.82%	2.31%	1.82%
[1]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, dividend expenses on securities sold short, enhanced custody expenses and extraordinary expenses) do not exceed 1.45% (1.85% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Tradewinds Global All-Cap Plus Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	773	285	234	185
3 Years	1,204	890	791	595
5 Years	1,660	1,521	1,375	1,032
10 Years	2,918	3,218	2,958	2,245

No Redemption
Expense Example, No Redemption - Nuveen Tradewinds Global All-Cap Plus Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	773	285	234	185
3 Years	1,204	890	791	595
5 Years	1,660	1,521	1,375	1,032
10 Years	2,918	3,218	2,958	2,245

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with varying market capitalizations. "Plus" in the fund's name refers to the additional return the fund seeks to achieve by taking short positions in stocks that are expected to underperform and using the proceeds from these short positions to take additional long positions in stocks that are expected to outperform.

The fund takes both long and short positions in securities. When the fund takes a long position, the fund purchases a security outright. When the fund takes a short position, it sells a security the fund does not own at the current market price and delivers to the buyer a security the fund has borrowed. The fund may use all or a portion of the cash proceeds from short positions to take additional long positions.

Under normal market conditions, the fund invests at least 40%, and may invest up to 75%, of its net assets plus borrowings in non-U.S. equity securities. The fund may invest up to 25% of its net assets plus borrowings in equity securities of companies located in emerging market countries. The fund invests in equity securities of companies located in at least three different countries, which may include the United States. No more than 35% of the fund's net assets plus borrowings may be invested in equity securities of companies located in a single non-U.S. country. "Borrowings" represents the market value of the fund's short positions.

The fund intends to target a net "long" market exposure of approximately 100%. The fund's long positions will range between 90% and 150% of the value of the fund's net assets. The fund's short positions will range between 0% and 50% of the value of the fund's net assets. The fund's investment strategy is not designed to track the performance of any specific benchmark.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Short Sales Risk—Short sales involve the sale of a security the fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short selling is considered "leverage" and may magnify gains or losses for the fund.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date total return as of September 30, 2011 was -18.15%.

During the two-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 34.85% and -8.05%, respectively, for the quarters ended June 30, 2009 and June 30, 2010.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Tradewinds Global All-Cap Plus Fund	1 Year	Since Inception	Inception Date
Class A	12.32%	34.09%	Dec 30, 2008
Class A (return after taxes on distributions)	11.20%	32.18%	Dec 30, 2008
Class A (return after taxes on distributions and sale of fund shares)	8.30%	28.49%	Dec 30, 2008
Class C	18.27%	37.07%	Dec 30, 2008
Class R3	18.81%	37.74%	Dec 30, 2008
Class I	19.46%	38.46%	Dec 30, 2008
MSCI ACW Index (reflects no deduction for fees, expenses or taxes)	12.67%	23.16%
Lipper Long/Short Equity Classification Average (reflects no deduction for taxes or certain expenses)	5.81%	13.92%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Nuveen Tradewinds Global All-Cap Plus Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.22%
Enhanced Custody Expense	rr_Component2OtherExpensesOverAssets	0.17%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.44%
Total Other Expenses	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.07%
1 Year	rr_ExpenseExampleYear01	773
3 Years	rr_ExpenseExampleYear03	1,204
5 Years	rr_ExpenseExampleYear05	1,660
10 Years	rr_ExpenseExampleYear10	2,918
1 Year	rr_ExpenseExampleNoRedemptionYear01	773
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,204
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,660
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,918
Annual Return 2009	rr_AnnualReturn2009	58.68%	[4]
Annual Return 2010	rr_AnnualReturn2010	19.17%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(18.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.05%)
1 Year	rr_AverageAnnualReturnYear01	12.32%
Since Inception	rr_AverageAnnualReturnSinceInception	34.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2008
Nuveen Tradewinds Global All-Cap Plus Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.20%
Since Inception	rr_AverageAnnualReturnSinceInception	32.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2008
Nuveen Tradewinds Global All-Cap Plus Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.30%
Since Inception	rr_AverageAnnualReturnSinceInception	28.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2008
Nuveen Tradewinds Global All-Cap Plus Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.22%
Enhanced Custody Expense	rr_Component2OtherExpensesOverAssets	0.17%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.43%
Total Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.82%
1 Year	rr_ExpenseExampleYear01	285
3 Years	rr_ExpenseExampleYear03	890
5 Years	rr_ExpenseExampleYear05	1,521
10 Years	rr_ExpenseExampleYear10	3,218
1 Year	rr_ExpenseExampleNoRedemptionYear01	285
3 Years	rr_ExpenseExampleNoRedemptionYear03	890
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,521
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,218
1 Year	rr_AverageAnnualReturnYear01	18.27%
Since Inception	rr_AverageAnnualReturnSinceInception	37.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2008
Nuveen Tradewinds Global All-Cap Plus Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.21%
Enhanced Custody Expense	rr_Component2OtherExpensesOverAssets	0.17%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.69%
Total Other Expenses	rr_OtherExpensesOverAssets	1.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.65%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.31%
1 Year	rr_ExpenseExampleYear01	234
3 Years	rr_ExpenseExampleYear03	791
5 Years	rr_ExpenseExampleYear05	1,375
10 Years	rr_ExpenseExampleYear10	2,958
1 Year	rr_ExpenseExampleNoRedemptionYear01	234
3 Years	rr_ExpenseExampleNoRedemptionYear03	791
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,375
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,958
1 Year	rr_AverageAnnualReturnYear01	18.81%
Since Inception	rr_AverageAnnualReturnSinceInception	37.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2008
Nuveen Tradewinds Global All-Cap Plus Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	1.08%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.22%
Enhanced Custody Expense	rr_Component2OtherExpensesOverAssets	0.17%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.46%
Total Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.82%
1 Year	rr_ExpenseExampleYear01	185
3 Years	rr_ExpenseExampleYear03	595
5 Years	rr_ExpenseExampleYear05	1,032
10 Years	rr_ExpenseExampleYear10	2,245
1 Year	rr_ExpenseExampleNoRedemptionYear01	185
3 Years	rr_ExpenseExampleNoRedemptionYear03	595
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,032
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,245
1 Year	rr_AverageAnnualReturnYear01	19.46%
Since Inception	rr_AverageAnnualReturnSinceInception	38.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2008
Nuveen Tradewinds Global All-Cap Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Tradewinds Global All-Cap Plus Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 50 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 52 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-72 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 79% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with varying market capitalizations. "Plus" in the fund's name refers to the additional return the fund seeks to achieve by taking short positions in stocks that are expected to underperform and using the proceeds from these short positions to take additional long positions in stocks that are expected to outperform.

The fund takes both long and short positions in securities. When the fund takes a long position, the fund purchases a security outright. When the fund takes a short position, it sells a security the fund does not own at the current market price and delivers to the buyer a security the fund has borrowed. The fund may use all or a portion of the cash proceeds from short positions to take additional long positions.

Under normal market conditions, the fund invests at least 40%, and may invest up to 75%, of its net assets plus borrowings in non-U.S. equity securities. The fund may invest up to 25% of its net assets plus borrowings in equity securities of companies located in emerging market countries. The fund invests in equity securities of companies located in at least three different countries, which may include the United States. No more than 35% of the fund's net assets plus borrowings may be invested in equity securities of companies located in a single non-U.S. country. "Borrowings" represents the market value of the fund's short positions.

The fund intends to target a net "long" market exposure of approximately 100%. The fund's long positions will range between 90% and 150% of the value of the fund's net assets. The fund's short positions will range between 0% and 50% of the value of the fund's net assets. The fund's investment strategy is not designed to track the performance of any specific benchmark.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Short Sales Risk—Short sales involve the sale of a security the fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short selling is considered "leverage" and may magnify gains or losses for the fund.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the two-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 34.85% and -8.05%, respectively, for the quarters ended June 30, 2009 and June 30, 2010.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Tradewinds Global All-Cap Plus Fund | MSCI ACW Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.67%
Since Inception	rr_AverageAnnualReturnSinceInception	23.16%
Nuveen Tradewinds Global All-Cap Plus Fund | Lipper Long/Short Equity Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	13.92%

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, dividend expenses on securities sold short, enhanced custody expenses and extraordinary expenses) do not exceed 1.45% (1.85% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.
[4]	Class A year-to-date total return as of September 30, 2011 was -18.15%.

Nuveen Tradewinds Global Flexible Allocation Fund
Nuveen Tradewinds Global Flexible Allocation Fund
Investment Objective
The investment objective of the fund is to seek total return through a combination of capital appreciation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 50 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 52 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-72 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Tradewinds Global Flexible Allocation Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Redemption Fee		2.00%	2.00%	2.00%	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Tradewinds Global Flexible Allocation Fund		Class A	Class C	Class R3	Class I
Management Fee		0.88%	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Dividend Expense and Fees on Securities Sold Short		0.32%	0.34%	0.39%	0.33%
Remainder of Other Expenses		4.55%	5.30%	6.78%	4.33%
Total Other Expenses		4.87%	5.64%	7.17%	4.66%
Total Annual Fund Operating Expenses		6.00%	7.52%	8.55%	5.54%
Fee Waivers and/or Expense Reimbursements	[1]	(4.30%)	(5.05%)	(6.53%)	(4.08%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.70%	2.47%	2.02%	1.46%
[1]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2013 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, dividends on securities sold short, prime broker expense and extraordinary expenses) do not exceed 1.15% (1.40% after November 30, 2013) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2013 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Tradewinds Global Flexible Allocation Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	738	250	205	149
3 Years	1,105	796	660	489
5 Years	1,522	1,394	1,168	880
10 Years	2,680	3,013	2,565	1,977

No Redemption
Expense Example, No Redemption - Nuveen Tradewinds Global Flexible Allocation Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	738	250	205	149
3 Years	1,105	796	660	489
5 Years	1,522	1,394	1,168	880
10 Years	2,680	3,013	2,565	1,977

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51% of the average value of its portfolio.

Principal Investment Strategies

The fund invests its assets in equity and debt securities of U.S. and non-U.S. companies, and cash or cash equivalents across multiple currencies. The fund may gain desired exposure to securities through a variety of techniques, including taking both long and short positions in securities and writing covered calls. The fund may gain exposure to commodity markets through commodity-linked derivative instruments and pooled investment vehicles that exclusively invest in commodities, such as exchange-traded funds.

Under normal market conditions, the fund invests at least 30% of its net assets in equity securities, which include common stocks, preferred securities, convertible securities and other securities with equity characteristics. The fund may invest up to 40% of its net assets in debt securities. The fund may invest up to 25% of its net assets in debt securities rated below investment grade by at least one independent rating agency or, if unrated, judged by the fund's portfolio managers to be of comparable quality. Such securities are commonly referred to as "high yield" or "junk bonds."

The fund invests at least 40% of its net assets in non-U.S. securities, and up to 35% of its net assets may be invested in securities of companies located in emerging market countries. The fund invests in securities of companies located in at least three different countries, which may include the United States. No more than 35% of the fund's net assets may be invested in securities of companies located in a single non-U.S. country. The fund's investment strategy is not designed to track the performance of any specific benchmark.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Convertible Security Risk—The value of the fund's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the common stock underlying the convertible securities.

Covered Call Risk—Covered call risk is the risk that the fund, as a writer of covered call options, will forgo during the options life the opportunity to profit from increases in the market value of the security covering the call option.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Commodity-linked derivatives in which the fund may invest subject the fund to a number of additional risks, including liquidity risk, credit risk and vulnerability to volatile commodities prices.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Preferred Security Risk—Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments.

Short Sales Risk—Short sales involve the sale of a security the fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short selling is considered "leverage" and may magnify gains or losses for the fund.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance
Fund performance is not included in this prospectus because the fund has not been in existence for a full calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Nuveen Tradewinds Global Flexible Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fee	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense and Fees on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.32%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	4.55%
Total Other Expenses	rr_OtherExpensesOverAssets	4.87%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.00%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.30%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.70%
1 Year	rr_ExpenseExampleYear01	738
3 Years	rr_ExpenseExampleYear03	1,105
5 Years	rr_ExpenseExampleYear05	1,522
10 Years	rr_ExpenseExampleYear10	2,680
1 Year	rr_ExpenseExampleNoRedemptionYear01	738
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,105
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,522
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,680
Nuveen Tradewinds Global Flexible Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fee	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense and Fees on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.34%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	5.30%
Total Other Expenses	rr_OtherExpensesOverAssets	5.64%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.52%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.05%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.47%
1 Year	rr_ExpenseExampleYear01	250
3 Years	rr_ExpenseExampleYear03	796
5 Years	rr_ExpenseExampleYear05	1,394
10 Years	rr_ExpenseExampleYear10	3,013
1 Year	rr_ExpenseExampleNoRedemptionYear01	250
3 Years	rr_ExpenseExampleNoRedemptionYear03	796
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,394
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,013
Nuveen Tradewinds Global Flexible Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fee	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Dividend Expense and Fees on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.39%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	6.78%
Total Other Expenses	rr_OtherExpensesOverAssets	7.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.55%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(6.53%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.02%
1 Year	rr_ExpenseExampleYear01	205
3 Years	rr_ExpenseExampleYear03	660
5 Years	rr_ExpenseExampleYear05	1,168
10 Years	rr_ExpenseExampleYear10	2,565
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	660
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,168
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,565
Nuveen Tradewinds Global Flexible Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fee	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense and Fees on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.33%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	4.33%
Total Other Expenses	rr_OtherExpensesOverAssets	4.66%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.54%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	489
5 Years	rr_ExpenseExampleYear05	880
10 Years	rr_ExpenseExampleYear10	1,977
1 Year	rr_ExpenseExampleNoRedemptionYear01	149
3 Years	rr_ExpenseExampleNoRedemptionYear03	489
5 Years	rr_ExpenseExampleNoRedemptionYear05	880
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,977
Nuveen Tradewinds Global Flexible Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Tradewinds Global Flexible Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to seek total return through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 50 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 52 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-72 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	51.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests its assets in equity and debt securities of U.S. and non-U.S. companies, and cash or cash equivalents across multiple currencies. The fund may gain desired exposure to securities through a variety of techniques, including taking both long and short positions in securities and writing covered calls. The fund may gain exposure to commodity markets through commodity-linked derivative instruments and pooled investment vehicles that exclusively invest in commodities, such as exchange-traded funds.

Under normal market conditions, the fund invests at least 30% of its net assets in equity securities, which include common stocks, preferred securities, convertible securities and other securities with equity characteristics. The fund may invest up to 40% of its net assets in debt securities. The fund may invest up to 25% of its net assets in debt securities rated below investment grade by at least one independent rating agency or, if unrated, judged by the fund's portfolio managers to be of comparable quality. Such securities are commonly referred to as "high yield" or "junk bonds."

The fund invests at least 40% of its net assets in non-U.S. securities, and up to 35% of its net assets may be invested in securities of companies located in emerging market countries. The fund invests in securities of companies located in at least three different countries, which may include the United States. No more than 35% of the fund's net assets may be invested in securities of companies located in a single non-U.S. country. The fund's investment strategy is not designed to track the performance of any specific benchmark.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Convertible Security Risk—The value of the fund's convertible securities may decline in response to such factors as rising interest rates and fluctuations in the market price of the common stock underlying the convertible securities.

Covered Call Risk—Covered call risk is the risk that the fund, as a writer of covered call options, will forgo during the options life the opportunity to profit from increases in the market value of the security covering the call option.

Credit Risk—Credit risk is the risk that an issuer of a debt security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. Commodity-linked derivatives in which the fund may invest subject the fund to a number of additional risks, including liquidity risk, credit risk and vulnerability to volatile commodities prices.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund's income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate risk is the risk that the value of the fund's portfolio will decline because of rising interest rates.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Preferred Security Risk—Preferred securities are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments.

Short Sales Risk—Short sales involve the sale of a security the fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short selling is considered "leverage" and may magnify gains or losses for the fund.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Fund performance is not included in this prospectus because the fund has not been in existence for a full calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Fund performance is not included in this prospectus because the fund has not been in existence for a full calendar year

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2013 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, dividends on securities sold short, prime broker expense and extraordinary expenses) do not exceed 1.15% (1.40% after November 30, 2013) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2013 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Nuveen Tradewinds Global Resources Fund
Nuveen Tradewinds Global Resources Fund
Investment Objective
The investment objective of the fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 50 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 52 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-72 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Tradewinds Global Resources Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Redemption Fee		2.00%	2.00%	2.00%	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Tradewinds Global Resources Fund		Class A	Class C	Class R3	Class I
Management Fees		0.88%	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		0.37%	0.37%	0.38%	0.36%
Total Annual Fund Operating Expenses		1.50%	2.25%	1.76%	1.24%
Fee Waivers and/or Expense Reimbursements	[1]	(0.02%)	(0.02%)	(0.03%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.48%	2.23%	1.73%	1.23%
[1]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.25% (1.55% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Tradewinds Global Resources Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	717	226	176	125
3 Years	1,020	701	551	392
5 Years	1,345	1,203	951	680
10 Years	2,261	2,583	2,071	1,499

No Redemption
Expense Example, No Redemption - Nuveen Tradewinds Global Resources Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	717	226	176	125
3 Years	1,020	701	551	392
5 Years	1,345	1,203	951	680
10 Years	2,261	2,583	2,071	1,499

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. natural resource-related companies. Natural resource-related companies are defined as (i) companies in the energy, industrials, materials and utilities sectors; (ii) companies in the food products industry; (iii) companies, if not in one of these sectors or industry, that (a) derive at least 50% of their revenues or profits from owning, producing, refining, processing, transporting or marketing natural resources or (b) have at least 50% of the fair market value of their assets invested in natural resources; or (iv) pooled investment vehicles that primarily invest in the foregoing companies or that are otherwise designed primarily to provide investment exposure to natural resources. The fund invests at least 40% of its net assets in non-U.S. equity securities. The fund may invest up to 40% of its net assets in equity securities of companies located in emerging market countries. The fund invests in equity securities of companies located in at least three different countries, which may include the United States. No more than 35% of the fund's net assets may be invested in equity securities of companies located in a single non-U.S. country. The fund's investment strategy is not designed to track the performance of any specific benchmark.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money.An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Natural Resource-Related Companies Risk—Equity securities of natural resource-related companies are especially affected by developments in the commodities markets; the supply of and demand for specific resources, products and services; the price of oil and gas; exploration and production spending; government regulation; economic conditions; international political developments; energy conservation efforts; and the success of exploration projects. Because the fund focuses its investments in these companies, it may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date return as of September 30, 2011 was -24.69%.

During the four-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 25.06% and -29.26%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on September 29, 2009. The returns for Class R3 shares shown below reflect Class I performance prior to September 29, 2009 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Tradewinds Global Resources Fund	1 Year	Since Inception	Inception Date
Class A	26.10%	10.32%	Dec 15, 2006
Class A (return after taxes on distributions)	25.57%	9.22%	Dec 15, 2006
Class A (return after taxes on distributions and sale of fund shares)	17.27%	8.29%	Dec 15, 2006
Class C	32.90%	11.11%	Dec 15, 2006
Class R3	33.54%	11.64%	Dec 15, 2006
Class I	34.14%	12.21%	Dec 15, 2006
MSCI ACW Index (reflects no deduction for fees, expenses or taxes)	12.67%	(0.53%)
Market Benchmark Composite Index (reflects no deduction for fees, expenses or taxes)	20.08%	6.13%
Lipper Natural Resources Classification Average (reflects no deduction for taxes or certain expenses)	13.61%	4.60%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Nuveen Tradewinds Global Resources Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.48%
1 Year	rr_ExpenseExampleYear01	717
3 Years	rr_ExpenseExampleYear03	1,020
5 Years	rr_ExpenseExampleYear05	1,345
10 Years	rr_ExpenseExampleYear10	2,261
1 Year	rr_ExpenseExampleNoRedemptionYear01	717
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,020
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,345
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,261
Annual Return 2007	rr_AnnualReturn2007	28.02%	[4]
Annual Return 2008	rr_AnnualReturn2008	(43.83%)	[4]
Annual Return 2009	rr_AnnualReturn2009	63.65%	[4]
Annual Return 2010	rr_AnnualReturn2010	33.82%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(24.69%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.26%)
1 Year	rr_AverageAnnualReturnYear01	26.10%
Since Inception	rr_AverageAnnualReturnSinceInception	10.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Nuveen Tradewinds Global Resources Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.57%
Since Inception	rr_AverageAnnualReturnSinceInception	9.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Nuveen Tradewinds Global Resources Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.27%
Since Inception	rr_AverageAnnualReturnSinceInception	8.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Nuveen Tradewinds Global Resources Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.23%
1 Year	rr_ExpenseExampleYear01	226
3 Years	rr_ExpenseExampleYear03	701
5 Years	rr_ExpenseExampleYear05	1,203
10 Years	rr_ExpenseExampleYear10	2,583
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	701
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,203
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,583
1 Year	rr_AverageAnnualReturnYear01	32.90%
Since Inception	rr_AverageAnnualReturnSinceInception	11.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Nuveen Tradewinds Global Resources Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.73%
1 Year	rr_ExpenseExampleYear01	176
3 Years	rr_ExpenseExampleYear03	551
5 Years	rr_ExpenseExampleYear05	951
10 Years	rr_ExpenseExampleYear10	2,071
1 Year	rr_ExpenseExampleNoRedemptionYear01	176
3 Years	rr_ExpenseExampleNoRedemptionYear03	551
5 Years	rr_ExpenseExampleNoRedemptionYear05	951
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,071
1 Year	rr_AverageAnnualReturnYear01	33.54%
Since Inception	rr_AverageAnnualReturnSinceInception	11.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Nuveen Tradewinds Global Resources Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.23%
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	392
5 Years	rr_ExpenseExampleYear05	680
10 Years	rr_ExpenseExampleYear10	1,499
1 Year	rr_ExpenseExampleNoRedemptionYear01	125
3 Years	rr_ExpenseExampleNoRedemptionYear03	392
5 Years	rr_ExpenseExampleNoRedemptionYear05	680
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,499
1 Year	rr_AverageAnnualReturnYear01	34.14%
Since Inception	rr_AverageAnnualReturnSinceInception	12.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 15, 2006
Nuveen Tradewinds Global Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Tradewinds Global Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 50 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 52 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-72 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities issued by U.S. and non-U.S. natural resource-related companies. Natural resource-related companies are defined as (i) companies in the energy, industrials, materials and utilities sectors; (ii) companies in the food products industry; (iii) companies, if not in one of these sectors or industry, that (a) derive at least 50% of their revenues or profits from owning, producing, refining, processing, transporting or marketing natural resources or (b) have at least 50% of the fair market value of their assets invested in natural resources; or (iv) pooled investment vehicles that primarily invest in the foregoing companies or that are otherwise designed primarily to provide investment exposure to natural resources. The fund invests at least 40% of its net assets in non-U.S. equity securities. The fund may invest up to 40% of its net assets in equity securities of companies located in emerging market countries. The fund invests in equity securities of companies located in at least three different countries, which may include the United States. No more than 35% of the fund's net assets may be invested in equity securities of companies located in a single non-U.S. country. The fund's investment strategy is not designed to track the performance of any specific benchmark.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money.An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Natural Resource-Related Companies Risk—Equity securities of natural resource-related companies are especially affected by developments in the commodities markets; the supply of and demand for specific resources, products and services; the price of oil and gas; exploration and production spending; government regulation; economic conditions; international political developments; energy conservation efforts; and the success of exploration projects. Because the fund focuses its investments in these companies, it may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the four-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 25.06% and -29.26%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on September 29, 2009. The returns for Class R3 shares shown below reflect Class I performance prior to September 29, 2009 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Tradewinds Global Resources Fund | MSCI ACW Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.67%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.53%)
Nuveen Tradewinds Global Resources Fund | Market Benchmark Composite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.08%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Nuveen Tradewinds Global Resources Fund | Lipper Natural Resources Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.25% (1.55% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.
[4]	Class A year-to-date return as of September 30, 2011 was -24.69%.

Nuveen Tradewinds International Value Fund
Nuveen Tradewinds International Value Fund
Investment Objective
The investment objective of the fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 50 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 52 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-72 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Tradewinds International Value Fund (USD $)		Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	5.00%	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
Exchange Fee		none	none	none	none	none
Redemption Fee		2.00%	2.00%	2.00%	2.00%	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	15	none	15
[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Tradewinds International Value Fund	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.84%	0.84%	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	none
Other Expenses	0.23%	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses	1.32%	2.07%	2.07%	1.57%	1.07%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Tradewinds International Value Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	702	610	210	160	109
3 Years	969	949	649	496	340
5 Years	1,257	1,214	1,114	855	590
10 Years	2,074	2,208	2,400	1,867	1,306

No Redemption
Expense Example, No Redemption - Nuveen Tradewinds International Value Fund (USD $)	Class A	Class B	Class C	Class R3	Class I
1 Year	702	210	210	160	109
3 Years	969	649	649	496	340
5 Years	1,257	1,114	1,114	855	590
10 Years	2,074	2,208	2,400	1,867	1,306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in non-U.S. equity securities. The fund invests primarily in developed countries, but it may invest up to 20% of its net assets in equity securities of companies located in emerging market countries. No more than 35% of the fund's net assets may be invested in equity securities of companies located in a single non-U.S. country. The fund's investment strategy is not designed to track the performance of any specific benchmark.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money.An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Effective October 7, 2002, the fund, pursuant to shareholder approval, (a) changed its name and primary investment strategy, and (b) changed its sub-adviser. Therefore, the fund's total returns shown below for periods prior to October 7, 2002, are not indicative of the performance that the fund, as currently managed, would have generated.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date return as of September 30, 2011 was -14.81%.

During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 19.83% and -19.48%, respectively, for the quarters ended June 30, 2009 and March 31, 2001.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on August 4, 2008. The returns for Class R3 shares shown below reflect Class I performance prior to August 4, 2008 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Tradewinds International Value Fund	1 Year	5 Years	10 Years
Class A	6.81%	3.37%	4.76%
Class A (return after taxes on distributions)	6.84%	2.19%	4.18%
Class A (return after taxes on distributions and sale of fund shares)	4.79%	2.50%	4.00%
Class B	8.48%	3.65%	4.69%
Class C	12.47%	3.81%	4.55%
Class R3	13.07%	4.30%	5.05%
Class I	13.60%	4.85%	5.59%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%
Lipper International Multi-Cap Value Classification Average (reflects no deduction for taxes or certain expenses)	9.68%	1.50%	3.88%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Nuveen Tradewinds International Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	702
3 Years	rr_ExpenseExampleYear03	969
5 Years	rr_ExpenseExampleYear05	1,257
10 Years	rr_ExpenseExampleYear10	2,074
1 Year	rr_ExpenseExampleNoRedemptionYear01	702
3 Years	rr_ExpenseExampleNoRedemptionYear03	969
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,257
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,074
Annual Return 2001	rr_AnnualReturn2001	(26.46%)	[3]
Annual Return 2002	rr_AnnualReturn2002	(12.80%)	[3]
Annual Return 2003	rr_AnnualReturn2003	45.27%	[3]
Annual Return 2004	rr_AnnualReturn2004	28.21%	[3]
Annual Return 2005	rr_AnnualReturn2005	12.95%	[3]
Annual Return 2006	rr_AnnualReturn2006	17.93%	[3]
Annual Return 2007	rr_AnnualReturn2007	10.66%	[3]
Annual Return 2008	rr_AnnualReturn2008	(29.37%)	[3]
Annual Return 2009	rr_AnnualReturn2009	19.86%	[3]
Annual Return 2010	rr_AnnualReturn2010	13.35%	[3]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(14.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.48%)
1 Year	rr_AverageAnnualReturnYear01	6.81%
5 Years	rr_AverageAnnualReturnYear05	3.37%
10 Years	rr_AverageAnnualReturnYear10	4.76%
Nuveen Tradewinds International Value Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.84%
5 Years	rr_AverageAnnualReturnYear05	2.19%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Nuveen Tradewinds International Value Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.79%
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	4.00%
Nuveen Tradewinds International Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
1 Year	rr_ExpenseExampleYear01	610
3 Years	rr_ExpenseExampleYear03	949
5 Years	rr_ExpenseExampleYear05	1,214
10 Years	rr_ExpenseExampleYear10	2,208
1 Year	rr_ExpenseExampleNoRedemptionYear01	210
3 Years	rr_ExpenseExampleNoRedemptionYear03	649
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,208
1 Year	rr_AverageAnnualReturnYear01	8.48%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10	4.69%
Nuveen Tradewinds International Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
1 Year	rr_ExpenseExampleYear01	210
3 Years	rr_ExpenseExampleYear03	649
5 Years	rr_ExpenseExampleYear05	1,114
10 Years	rr_ExpenseExampleYear10	2,400
1 Year	rr_ExpenseExampleNoRedemptionYear01	210
3 Years	rr_ExpenseExampleNoRedemptionYear03	649
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,400
1 Year	rr_AverageAnnualReturnYear01	12.47%
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Nuveen Tradewinds International Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	1,867
1 Year	rr_ExpenseExampleNoRedemptionYear01	160
3 Years	rr_ExpenseExampleNoRedemptionYear03	496
5 Years	rr_ExpenseExampleNoRedemptionYear05	855
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,867
1 Year	rr_AverageAnnualReturnYear01	13.07%
5 Years	rr_AverageAnnualReturnYear05	4.30%
10 Years	rr_AverageAnnualReturnYear10	5.05%
Nuveen Tradewinds International Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.84%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
1 Year	rr_ExpenseExampleNoRedemptionYear01	109
3 Years	rr_ExpenseExampleNoRedemptionYear03	340
5 Years	rr_ExpenseExampleNoRedemptionYear05	590
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,306
1 Year	rr_AverageAnnualReturnYear01	13.60%
5 Years	rr_AverageAnnualReturnYear05	4.85%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Nuveen Tradewinds International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Tradewinds International Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 50 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 52 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-72 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in non-U.S. equity securities. The fund invests primarily in developed countries, but it may invest up to 20% of its net assets in equity securities of companies located in emerging market countries. No more than 35% of the fund's net assets may be invested in equity securities of companies located in a single non-U.S. country. The fund's investment strategy is not designed to track the performance of any specific benchmark.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money.An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk/Emerging Markets Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Effective October 7, 2002, the fund, pursuant to shareholder approval, (a) changed its name and primary investment strategy, and (b) changed its sub-adviser. Therefore, the fund's total returns shown below for periods prior to October 7, 2002, are not indicative of the performance that the fund, as currently managed, would have generated.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the ten-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 19.83% and -19.48%, respectively, for the quarters ended June 30, 2009 and March 31, 2001.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on August 4, 2008. The returns for Class R3 shares shown below reflect Class I performance prior to August 4, 2008 adjusted for the difference in fees between the classes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Tradewinds International Value Fund | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.75%
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	3.50%
Nuveen Tradewinds International Value Fund | Lipper International Multi-Cap Value Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.68%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	3.88%

[1]	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	Class A year-to-date return as of September 30, 2011 was -14.81%.

Nuveen Tradewinds Japan Fund
Nuveen Tradewinds Japan Fund
Investment Objective
The investment objective of the fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 50 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 52 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-72 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Tradewinds Japan Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Redemption Fee		2.00%	2.00%	2.00%	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Tradewinds Japan Fund		Class A	Class C	Class R3	Class I
Management Fees		0.88%	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		1.91%	1.89%	1.94%	1.62%
Total Annual Fund Operating Expenses		3.04%	3.77%	3.32%	2.50%
Fee Waivers and/or Expense Reimbursements	[1]	(1.56%)	(1.54%)	(1.59%)	(1.27%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.48%	2.23%	1.73%	1.23%
[1]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.25% (1.50% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Tradewinds Japan Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	717	226	176	125
3 Years	1,066	749	597	443
5 Years	1,438	1,298	1,044	784
10 Years	2,479	2,797	2,286	1,747

No Redemption
Expense Example, No Redemption - Nuveen Tradewinds Japan Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	717	226	176	125
3 Years	1,066	749	597	443
5 Years	1,438	1,298	1,044	784
10 Years	2,479	2,797	2,286	1,747

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities issued by companies listed or domiciled in Japan. The fund's investment strategy is not designed to track the performance of any specific benchmark.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Japan Risk—The fund is exposed to additional risk because it focuses its investments in one country. Investment in the fund is fully exposed to Japan's economic cycles, stock market valuations and currency, which could increase its risk compared with a more geographically diversified fund. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date total return as of September 30, 2011 was -5.17%.

During the two-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 19.42% and -15.90%, respectively, for the quarters ended June 30, 2009 and March 31, 2009.
The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Tradewinds Japan Fund	1 Year	Since Inception	Inception Date
Class A	10.83%	6.54%	Dec 29, 2008
Class A (return after taxes on distributions)	10.64%	6.12%	Dec 29, 2008
Class A (return after taxes on distributions and sale of fund shares)	7.30%	5.38%	Dec 29, 2008
Class C	16.76%	8.92%	Dec 29, 2008
Class R3	17.29%	9.45%	Dec 29, 2008
Class I	17.93%	10.01%	Dec 29, 2008
MSCI Japan Index (reflects no deduction for fees, expenses, or taxes)	15.44%	10.70%
Lipper Japanese Classification Average (reflects no deduction for taxes or certain expenses)	12.43%	10.64%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Nuveen Tradewinds Japan Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.91%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.04%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.56%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.48%
1 Year	rr_ExpenseExampleYear01	717
3 Years	rr_ExpenseExampleYear03	1,066
5 Years	rr_ExpenseExampleYear05	1,438
10 Years	rr_ExpenseExampleYear10	2,479
1 Year	rr_ExpenseExampleNoRedemptionYear01	717
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,066
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,438
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,479
Annual Return 2009	rr_AnnualReturn2009	(0.66%)	[4]
Annual Return 2010	rr_AnnualReturn2010	17.60%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.90%)
1 Year	rr_AverageAnnualReturnYear01	10.83%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Nuveen Tradewinds Japan Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.64%
Since Inception	rr_AverageAnnualReturnSinceInception	6.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Nuveen Tradewinds Japan Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.30%
Since Inception	rr_AverageAnnualReturnSinceInception	5.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Nuveen Tradewinds Japan Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.89%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.77%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.54%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.23%
1 Year	rr_ExpenseExampleYear01	226
3 Years	rr_ExpenseExampleYear03	749
5 Years	rr_ExpenseExampleYear05	1,298
10 Years	rr_ExpenseExampleYear10	2,797
1 Year	rr_ExpenseExampleNoRedemptionYear01	226
3 Years	rr_ExpenseExampleNoRedemptionYear03	749
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,298
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,797
1 Year	rr_AverageAnnualReturnYear01	16.76%
Since Inception	rr_AverageAnnualReturnSinceInception	8.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Nuveen Tradewinds Japan Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.94%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.32%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.59%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.73%
1 Year	rr_ExpenseExampleYear01	176
3 Years	rr_ExpenseExampleYear03	597
5 Years	rr_ExpenseExampleYear05	1,044
10 Years	rr_ExpenseExampleYear10	2,286
1 Year	rr_ExpenseExampleNoRedemptionYear01	176
3 Years	rr_ExpenseExampleNoRedemptionYear03	597
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,044
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,286
1 Year	rr_AverageAnnualReturnYear01	17.29%
Since Inception	rr_AverageAnnualReturnSinceInception	9.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Nuveen Tradewinds Japan Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.88%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(1.27%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.23%
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	784
10 Years	rr_ExpenseExampleYear10	1,747
1 Year	rr_ExpenseExampleNoRedemptionYear01	125
3 Years	rr_ExpenseExampleNoRedemptionYear03	443
5 Years	rr_ExpenseExampleNoRedemptionYear05	784
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,747
1 Year	rr_AverageAnnualReturnYear01	17.93%
Since Inception	rr_AverageAnnualReturnSinceInception	10.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2008
Nuveen Tradewinds Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Tradewinds Japan Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 50 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 52 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-72 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities issued by companies listed or domiciled in Japan. The fund's investment strategy is not designed to track the performance of any specific benchmark.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Japan Risk—The fund is exposed to additional risk because it focuses its investments in one country. Investment in the fund is fully exposed to Japan's economic cycles, stock market valuations and currency, which could increase its risk compared with a more geographically diversified fund. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative affect on Japan's economy, and may continue to do so. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the two-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 19.42% and -15.90%, respectively, for the quarters ended June 30, 2009 and March 31, 2009.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Tradewinds Japan Fund | MSCI Japan Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.44%
Since Inception	rr_AverageAnnualReturnSinceInception	10.70%
Nuveen Tradewinds Japan Fund | Lipper Japanese Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.43%
Since Inception	rr_AverageAnnualReturnSinceInception	10.64%

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.25% (1.50% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.
[4]	Class A year-to-date total return as of September 30, 2011 was -5.17%.

Nuveen Winslow Large-Cap Growth Fund
Nuveen Winslow Large-Cap Growth Fund
Investment Objective
The investment objective of the fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 14 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 16 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-50 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Winslow Large-Cap Growth Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Winslow Large-Cap Growth Fund		Class A	Class C	Class R3	Class I
Management Fees		0.72%	0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses		0.21%	0.32%	0.33%	0.27%
Total Annual Fund Operating Expenses		1.18%	2.04%	1.55%	0.99%
Fee Waivers and/or Expense Reimbursements	[1]	(0.13%)	(0.24%)	(0.25%)	(0.19%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[2]	1.05%	1.80%	1.30%	0.80%
[1]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.80% (1.25% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Winslow Large-Cap Growth Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	676	183	132	82
3 Years	916	616	465	296
5 Years	1,175	1,076	821	529
10 Years	1,914	2,350	1,824	1,196

No Redemption
Expense Example, No Redemption - Nuveen Winslow Large-Cap Growth Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	676	183	132	82
3 Years	916	616	465	296
5 Years	1,175	1,076	821	529
10 Years	1,914	2,350	1,824	1,196

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. companies with market capitalizations in excess of $4 billion at the time of purchase. The fund may invest up to 20% of its net assets in non-U.S. equity securities.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund's performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date total return as of September 30, 2011 was -9.11%.

During the one-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 16.22% and -13.63%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.
The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Winslow Large-Cap Growth Fund	1 Year	Since Inception	Inception Date
Class A	9.23%	24.59%	May 15, 2009
Class A (return after taxes on distributions)	9.23%	24.46%	May 15, 2009
Class A (return after taxes on distributions and sale of fund shares)	6.00%	21.05%	May 15, 2009
Class C	14.96%	28.20%	May 15, 2009
Class R3	15.57%	28.85%	May 15, 2009
Class I	16.14%	29.48%	May 15, 2009
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	26.55%
Lipper Large-Cap Growth Classification Average (reflects no deduction for taxes or certain expenses)	14.80%	27.32%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Nuveen Winslow Large-Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.05%	[4]
1 Year	rr_ExpenseExampleYear01	676
3 Years	rr_ExpenseExampleYear03	916
5 Years	rr_ExpenseExampleYear05	1,175
10 Years	rr_ExpenseExampleYear10	1,914
1 Year	rr_ExpenseExampleNoRedemptionYear01	676
3 Years	rr_ExpenseExampleNoRedemptionYear03	916
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,175
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,914
Annual Return 2010	rr_AnnualReturn2010	15.89%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.63%)
1 Year	rr_AverageAnnualReturnYear01	9.23%
Since Inception	rr_AverageAnnualReturnSinceInception	24.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2009
Nuveen Winslow Large-Cap Growth Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.23%
Since Inception	rr_AverageAnnualReturnSinceInception	24.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2009
Nuveen Winslow Large-Cap Growth Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.00%
Since Inception	rr_AverageAnnualReturnSinceInception	21.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2009
Nuveen Winslow Large-Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.04%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.80%	[4]
1 Year	rr_ExpenseExampleYear01	183
3 Years	rr_ExpenseExampleYear03	616
5 Years	rr_ExpenseExampleYear05	1,076
10 Years	rr_ExpenseExampleYear10	2,350
1 Year	rr_ExpenseExampleNoRedemptionYear01	183
3 Years	rr_ExpenseExampleNoRedemptionYear03	616
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,076
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,350
1 Year	rr_AverageAnnualReturnYear01	14.96%
Since Inception	rr_AverageAnnualReturnSinceInception	28.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2009
Nuveen Winslow Large-Cap Growth Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.30%	[4]
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	465
5 Years	rr_ExpenseExampleYear05	821
10 Years	rr_ExpenseExampleYear10	1,824
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Years	rr_ExpenseExampleNoRedemptionYear03	465
5 Years	rr_ExpenseExampleNoRedemptionYear05	821
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,824
1 Year	rr_AverageAnnualReturnYear01	15.57%
Since Inception	rr_AverageAnnualReturnSinceInception	28.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2009
Nuveen Winslow Large-Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.72%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.80%	[4]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	529
10 Years	rr_ExpenseExampleYear10	1,196
1 Year	rr_ExpenseExampleNoRedemptionYear01	82
3 Years	rr_ExpenseExampleNoRedemptionYear03	296
5 Years	rr_ExpenseExampleNoRedemptionYear05	529
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,196
1 Year	rr_AverageAnnualReturnYear01	16.14%
Since Inception	rr_AverageAnnualReturnSinceInception	29.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 2009
Nuveen Winslow Large-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Winslow Large-Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 14 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 16 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-50 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 59% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	59.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. companies with market capitalizations in excess of $4 billion at the time of purchase. The fund may invest up to 20% of its net assets in non-U.S. equity securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the fund's performance for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the fund's performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the one-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 16.22% and -13.63%, respectively, for the quarters ended September 30, 2010 and June 30, 2010.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Winslow Large-Cap Growth Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
Since Inception	rr_AverageAnnualReturnSinceInception	26.55%
Nuveen Winslow Large-Cap Growth Fund | Lipper Large-Cap Growth Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.80%
Since Inception	rr_AverageAnnualReturnSinceInception	27.32%

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2012 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.80% (1.25% after November 30, 2012) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2012 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.
[4]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[5]	Class A year-to-date total return as of September 30, 2011 was -9.11%.

Nuveen Santa Barbara Long/Short Equity Fund
Nuveen Santa Barbara Long/Short Equity Fund
Investment Objective
The investment objective of the fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 16 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 18 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-46 of the fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Santa Barbara Long/Short Equity Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Redemption Fee		2.00%	2.00%	2.00%	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Santa Barbara Long/Short Equity Fund		Class A	Class C	Class R3	Class I
Management Fees		0.98%	0.98%	0.98%	0.98%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Dividend Expense on Securities Sold Short		0.47%	0.47%	0.47%	0.47%
Enhanced Custody Expense		0.15%	0.15%	0.15%	0.15%
Remainder of Other Expenses		4.69%	4.68%	4.69%	4.69%
Total Other Expenses		5.31%	5.30%	5.31%	5.31%
Total Annual Fund Operating Expenses		6.54%	7.28%	6.79%	6.29%
Fee Waivers and/or Expense Reimbursements	[1]	(4.44%)	(4.43%)	(4.44%)	(4.44%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		2.10%	2.85%	2.35%	1.85%
[1]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2013 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, dividend expense on securities sold short, enhanced custody expense, Underlying Fund fees and expenses and extraordinary expenses) do not exceed 1.25% (1.60% after November 30, 2013) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2013 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - Nuveen Santa Barbara Long/Short Equity Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	776	288	238	188
3 Years	1,230	919	770	619
5 Years	1,744	1,611	1,366	1,114
10 Years	3,149	3,454	2,979	2,477

No Redemption
Expense Example, No Redemption - Nuveen Santa Barbara Long/Short Equity Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	776	288	238	188
3 Years	1,230	919	770	619
5 Years	1,744	1,611	1,366	1,114
10 Years	3,149	3,454	2,979	2,477

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests primarily in equity securities of companies whose market capitalizations fall within the range of the largest and smallest companies in the Russell 1000 Index. The fund takes both long and short positions in equity securities. When the fund takes a long position, the fund purchases a security outright. When the fund takes a short position, it sells a security that the fund does not own at the current market price and delivers to the buyer a security that the fund has borrowed. The fund may use all or a portion of the cash proceeds from short positions to take additional long positions. In addition, the fund may borrow up to 20% of its net assets and invest the proceeds in additional long positions. The fund's net "long" market exposure will vary between 50% and 150% of the fund's net assets, depending on the mix of the fund's long and short positions.

When selecting the fund's short positions, the fund's sub-adviser employs an active, fundamental approach utilizing three short-selling strategies: business risk hedging; competitive arbitrage; and declining growth prospects. Business risk hedging is used to exploit situations where a long position's business model contains identifiable risk that can be mitigated through a short position. Competitive arbitrage consists of matching a long position with a short position in two stocks of the same sector or industry, creating a hedge against the sector and the overall market. Declining growth prospects are those companies identified by the fund's sub-adviser as having reached the mature phase of growth and that are therefore likely to underperform the overall market going forward. The fund's sub-adviser expects to allocate the fund's short positions proportionally among these three strategies.

The fund invests primarily in U.S. equity securities, but it may invest up to 25% of its net assets in non-U.S. equity securities.

Principal Risks

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Borrowing Risk—The fund may borrow and use the proceeds to purchase portfolio securities. Borrowing may exaggerate changes in the net asset value of the fund's shares. When the fund borrows money, it must pay interest and other fees, which will reduce the fund's returns if such costs exceed the returns on the portfolio securities purchased with such borrowings.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Short Sales Risk—Short sales involve the sale of a security the fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short selling is considered "leverage" and may magnify gains or losses for the fund.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return*

[1]	Class A year-to-date total return as of September 30, 2011 was -13.55%.

During the two-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 16.68% and -11.49%, respectively, for the quarters ended June 30, 2009 and March 31, 2009.

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns - Nuveen Santa Barbara Long/Short Equity Fund	1 Year	Since Inception	Inception Date
Class A	4.72%	13.39%	Dec 30, 2008
Class A (return after taxes on distributions)	4.60%	13.32%	Dec 30, 2008
Class A (return after taxes on distributions and sale of fund shares)	3.23%	11.48%	Dec 30, 2008
Class C	10.30%	15.91%	Dec 30, 2008
Class R3	10.82%	16.49%	Dec 30, 2008
Class I	11.41%	17.08%	Dec 30, 2008
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	27.33%
Lipper Long/Short Equity Classification Average (reflects no deduction for taxes or certain expenses)	5.81%	13.92%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov 30, 2011
Nuveen Santa Barbara Long/Short Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.47%
Enhanced Custody Expense	rr_Component2OtherExpensesOverAssets	0.15%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	4.69%
Total Other Expenses	rr_OtherExpensesOverAssets	5.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.54%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.44%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.10%
1 Year	rr_ExpenseExampleYear01	776
3 Years	rr_ExpenseExampleYear03	1,230
5 Years	rr_ExpenseExampleYear05	1,744
10 Years	rr_ExpenseExampleYear10	3,149
1 Year	rr_ExpenseExampleNoRedemptionYear01	776
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,230
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,744
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,149
Annual Return 2009	rr_AnnualReturn2009	20.09%	[4]
Annual Return 2010	rr_AnnualReturn2010	11.12%	[4]
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(13.55%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.49%)
1 Year	rr_AverageAnnualReturnYear01	4.72%
Since Inception	rr_AverageAnnualReturnSinceInception	13.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2008
Nuveen Santa Barbara Long/Short Equity Fund | Class A | (return after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.60%
Since Inception	rr_AverageAnnualReturnSinceInception	13.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2008
Nuveen Santa Barbara Long/Short Equity Fund | Class A | (return after taxes on distributions and sale of fund shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.23%
Since Inception	rr_AverageAnnualReturnSinceInception	11.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2008
Nuveen Santa Barbara Long/Short Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.47%
Enhanced Custody Expense	rr_Component2OtherExpensesOverAssets	0.15%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	4.68%
Total Other Expenses	rr_OtherExpensesOverAssets	5.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.28%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.43%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.85%
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	919
5 Years	rr_ExpenseExampleYear05	1,611
10 Years	rr_ExpenseExampleYear10	3,454
1 Year	rr_ExpenseExampleNoRedemptionYear01	288
3 Years	rr_ExpenseExampleNoRedemptionYear03	919
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,611
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,454
1 Year	rr_AverageAnnualReturnYear01	10.30%
Since Inception	rr_AverageAnnualReturnSinceInception	15.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2008
Nuveen Santa Barbara Long/Short Equity Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.47%
Enhanced Custody Expense	rr_Component2OtherExpensesOverAssets	0.15%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	4.69%
Total Other Expenses	rr_OtherExpensesOverAssets	5.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.79%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.44%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	2.35%
1 Year	rr_ExpenseExampleYear01	238
3 Years	rr_ExpenseExampleYear03	770
5 Years	rr_ExpenseExampleYear05	1,366
10 Years	rr_ExpenseExampleYear10	2,979
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	770
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,366
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,979
1 Year	rr_AverageAnnualReturnYear01	10.82%
Since Inception	rr_AverageAnnualReturnSinceInception	16.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2008
Nuveen Santa Barbara Long/Short Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Redemption Fee	rr_RedemptionFeeOverRedemption	2.00%
Annual Low Balance Account Fee (for accounts under $1,000)	rr_MaximumAccountFee	15	[2]
Management Fees	rr_ManagementFeesOverAssets	0.98%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.47%
Enhanced Custody Expense	rr_Component2OtherExpensesOverAssets	0.15%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	4.69%
Total Other Expenses	rr_OtherExpensesOverAssets	5.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.29%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(4.44%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.85%
1 Year	rr_ExpenseExampleYear01	188
3 Years	rr_ExpenseExampleYear03	619
5 Years	rr_ExpenseExampleYear05	1,114
10 Years	rr_ExpenseExampleYear10	2,477
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	619
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,477
1 Year	rr_AverageAnnualReturnYear01	11.41%
Since Inception	rr_AverageAnnualReturnSinceInception	17.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 30, 2008
Nuveen Santa Barbara Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Nuveen Santa Barbara Long/Short Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in "What Share Classes We Offer" on page 16 of the fund's prospectus, "How to Reduce Your Sales Charge" on page 18 of the prospectus and "Purchase and Redemption of Fund Shares" on page S-46 of the fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or in other Nuveen Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses are at the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Redemption
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the fund invests primarily in equity securities of companies whose market capitalizations fall within the range of the largest and smallest companies in the Russell 1000 Index. The fund takes both long and short positions in equity securities. When the fund takes a long position, the fund purchases a security outright. When the fund takes a short position, it sells a security that the fund does not own at the current market price and delivers to the buyer a security that the fund has borrowed. The fund may use all or a portion of the cash proceeds from short positions to take additional long positions. In addition, the fund may borrow up to 20% of its net assets and invest the proceeds in additional long positions. The fund's net "long" market exposure will vary between 50% and 150% of the fund's net assets, depending on the mix of the fund's long and short positions.

When selecting the fund's short positions, the fund's sub-adviser employs an active, fundamental approach utilizing three short-selling strategies: business risk hedging; competitive arbitrage; and declining growth prospects. Business risk hedging is used to exploit situations where a long position's business model contains identifiable risk that can be mitigated through a short position. Competitive arbitrage consists of matching a long position with a short position in two stocks of the same sector or industry, creating a hedge against the sector and the overall market. Declining growth prospects are those companies identified by the fund's sub-adviser as having reached the mature phase of growth and that are therefore likely to underperform the overall market going forward. The fund's sub-adviser expects to allocate the fund's short positions proportionally among these three strategies.

The fund invests primarily in U.S. equity securities, but it may invest up to 25% of its net assets in non-U.S. equity securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in this fund will change daily, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this fund include:

Borrowing Risk—The fund may borrow and use the proceeds to purchase portfolio securities. Borrowing may exaggerate changes in the net asset value of the fund's shares. When the fund borrows money, it must pay interest and other fees, which will reduce the fund's returns if such costs exceed the returns on the portfolio securities purchased with such borrowings.

Common Stock Risk—Stocks may decline significantly in price over short or extended periods of time, and such declines may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Market Risk—The market values of securities owned by the fund may decline, at times sharply and unpredictably.

Non-U.S. Investment Risk—Non-U.S. companies or U.S. companies with significant non-U.S. operations may be subject to risks in addition to those of companies that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. Also, changes in currency exchange rates may affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Short Sales Risk—Short sales involve the sale of a security the fund has borrowed, with the expectation that the security will underperform the market. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund. Short selling is considered "leverage" and may magnify gains or losses for the fund.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in this fund will change daily, which means you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the variability of the fund's performance from year to year for Class A shares.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 257-8787
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.nuveen.com/MF/products/performancesummary.aspx
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return*
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows the variability of the fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the two-year period ended December 31, 2010, the fund's highest and lowest quarterly returns were 16.68% and -11.49%, respectively, for the quarters ended June 30, 2009 and March 31, 2009.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the variability of the fund's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.

Nuveen Santa Barbara Long/Short Equity Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%
Since Inception	rr_AverageAnnualReturnSinceInception	27.33%
Nuveen Santa Barbara Long/Short Equity Fund | Lipper Long/Short Equity Classification Average (reflects no deduction for taxes or certain expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	13.92%

[1]	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).
[3]	The fund's investment adviser has agreed to waive fees and/or reimburse expenses through November 30, 2013 so that Total Annual Fund Operating Expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities, dividend expense on securities sold short, enhanced custody expense, Underlying Fund fees and expenses and extraordinary expenses) do not exceed 1.25% (1.60% after November 30, 2013) of the average daily net assets of any class of fund shares. The expense limitation expiring November 30, 2013 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the fund.
[4]	Class A year-to-date total return as of September 30, 2011 was -13.55%.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov 30, 2011